Note 1 - Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure Text Block [Abstract]
Property, Plant and Equipment
Estimated useful lives by asset class are as follows:

Buildings and building improvements (years) -	5	to	20
Machinery, equipment and fixtures (years) -	3	to	15
Computer hardware and software (years) -	3	to	5
Leasehold improvements -	Lesser of useful life or lease life
The major components of property, plant and equipment were as follows:

(amounts in millions)	December 31, 2014	December 31, 2013
Land and leasehold improvements	$36.6	$29.9
Buildings and improvements	51.1	38.9
Machinery, equipment, fixtures and software	101.2	63.5
	188.9	132.3
Less: accumulated depreciation	(18.1)	(3.9)
	170.8	128.4
Construction in process	4.2	7.8
Property, plant and equipment, net	$175.0	$136.2